BALANCE SHEETS - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Assets
Cash and cash equivalents	$ 47,727,522	$ 12,500,941
U.S. Government securities, at amortized cost (which approximates fair value)		9,906,669
Accrued income receivable	4,631,510	249,477
Contract asset	1,431,633	177,251
Prepaid expenses	122,545	94,585
Current assets	53,913,210	22,928,923
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total fixed property	3	3
Total assets	53,913,213	22,928,926
Liabilities, Unallocated Reserve And Trust Corpus
Distribution payable	22,960,018	6,035,205
Accrued expenses	158,443	416,672
Total liabilities	23,118,461	6,451,877
Unallocated reserve	30,794,749	16,477,046
Trust corpus	3	3
Total liabilities, unallocated reserve and trust corpus	$ 53,913,213	$ 22,928,926